Income Taxes (Details) - Schedule of Income Tax Expenses (Benefits) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Income Tax Expenses (Benefits) [Abstract]
Current income tax expense	$ (97,184)	$ (1,321,854)
Deferred income tax benefit	2,554,865	299,220
Income tax expenses (benefits)	$ 2,457,681	$ (1,022,634)